Schedule Of Amount Due From Related Party (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Amount due from a related party		$ 136,416
Amount due to a related party		203,695
Shenzhen Eastern Worldwide Logistics Co Ltd [Member]
Related Party Transaction [Line Items]
Amount due from a related party		136,416
Lin Tan [Member]
Related Party Transaction [Line Items]
Amount due to a related party		$ 203,695